Revenue (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Revenue from Contract with Customer [Abstract]
Schedule of Revenues by Geographic Region
Revenue by geographic region is based on the country in which our customer is domiciled and is summarized by geographic area as follows (in thousands):

	Three Months Ended September 30,
	2023	2022
Turkey	$3,517	$1,038
Chile	1,956	822
Spain	1,195	2,537
All Other Countries	11,532	11,667

Total Revenues	$18,200	$16,064

	Nine Months Ended September 30,
	2023	2022
Turkey	$5,495	$2,410
France	4,423	4,291
Spain	3,715	5,867
All Other Countries	31,599	32,459

Total Revenues	$45,232	$45,027

Revenue by geographic region is based on the country in which our customer is domiciled and is summarized by geographic area as follows (in thousands):

	Year Ended December 31,
	2022	2021
Spain	$6,852	$3,845
France	6,032	3,232
Chile	5,008	4,361
All other countries	46,319	26,804

Total Revenues	$64,211	$38,242